Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [text block] [Abstract]
Liabilities For Employee Benefits [Table Text Block]
	December 31,
	2018	2019
	NIS	NIS

Current liabilities for:
Holiday	112	120
Sick leave	133	152
Early retirement	329	375
Current maturities of pensioner benefits	7	7
Total current liability for employee benefits	581	654
Non-current liabilities for:
Voluntary redundancy for employees transferred from civil service	241	94
Liability for pensioner benefits	115	137
Severance compensation (net) (see composition below)	54	65
Early notice and pension	35	29
Provision for the streamlining plan	-	31
Total non-current liabilities for employee Benefits	445	356
Total liabilities for employee benefits	1,026	1,010
Composition of liabilities for severance pay:
Liabilities for severance pay	218	230
Fair value of plan assets	(164)	(165)
	54	65

Employee Benefits For Contribution Plan [Table Text Block]
	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Amount recognized as an expense for a defined contribution plan	228	232	223

Actuarial Assumptions For Defined Benefit Plans [Table Text Block]
	December 31, 2018	December 31, 2019
	Average capitalization rate	Average capitalization rate
	%	%

Severance compensation	3.73	2.4
Retirement benefits	4.1	2.9

Assumptions Regarding Salary Increments For Calculation Of Liabilities [Table Text Block]
Salary increase assumptions

Permanent and long-standing employees in the Company	The calculation was based on individual assumptions regarding an expected salary increase for 2020 through to 2026, arising from the collective agreement signed in August 2015.
Permanent employees in the Company	Average adjustment of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66.
Company’s employees that are not permanent	6.4% for young employees decreasing gradually to 0.1%, 2% (in real terms) for senior employees
Pelephone employees	Salary increases were based on the collective agreements signed by Pelephone. The annual salary increase for Pelephone employees is 3% in 2020 and 2% thereafter.
Bezeq International employees	Assumptions about salary increases were based on the collective agreement signed in 2019. The average salary increase for Bezeq International employees is 2.95% in 2020 and 2% thereafter.
DBS employees	Rate of increase of 3.5%.

Sensitivity Analysis For Actuarial Assumptions [Table Text Block]
	Year ended December 31,
	2018	2019
	Years	Years

Discount rate - addition of 0.5%	(37)	(42)
Rate of future salary increases - addition of 0.5%	27	35
Rate of employees leaving - addition of 5.0%	(12)	(25)
Mortality rate assumption, addition of 5.0%	(2)	(4)

Average Weighted Useful Life Of Liabilities [Table Text Block]
	Year ended December 31,
	2018	2019
	Years	Years

Severance compensation	9.9	10.8
Retirement benefits	13.6	16.6